Cash and Investments Held in Trust Account - Schedule of Fair Value on a Recurring Basis (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
U.S. Treasury Securities Money Market Fund [Member] | Level 1 [Member]
Assets:
Trust Account - U.S. Treasury Securities Money Market Fund	$ 18,666,931	$ 55,495,253